Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]
Beginning balance at Dec. 31, 2018	$ 561,252,511	$ 445,496	$ (22,523,528)	$ 501,807,478	$ 80,849,086	$ 673,979
Balance (in shares) at Dec. 31, 2018		44,549,729	(4,424,545)
Stock based compensation	611,644			611,644
Stock repurchase	(1,837,617)		$ (1,837,617)
Stock repurchase (in shares)			(540,910)
Comprehensive income/(loss) for the year	(839,898)				2,093,124	(2,933,022)
Ending balance at Dec. 31, 2019	559,186,640	$ 445,496	$ (24,361,145)	502,419,122	82,942,210	(2,259,043)
Ending Balance, (in shares) at Dec. 31, 2019		44,549,729	(4,965,455)
Stock repurchase	(1,012,235)		$ (1,012,235)
Stock repurchase (in shares)			(359,792)
Stock repurchase and cancellation	(2,868,695)	$ (13,660)		(2,855,035)
Stock repurchase and cancellation (in shares)		(1,366,045)
Comprehensive income/(loss) for the year	9,290,705				11,984,485	(2,693,780)
Ending balance at Dec. 31, 2020	564,596,415	$ 431,836	$ (25,373,380)	499,564,087	94,926,695	(4,952,823)
Ending Balance, (in shares) at Dec. 31, 2020		43,183,684	(5,325,247)
Issuance of restricted shares and stock based compensation	$ 610,788	$ 3,438		$ 607,350
Issuance of restricted shares and stock based compensation (in shares)		343,744
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	(57,162,103)			(57,162,103)
Comprehensive income/(loss) for the year	$ (33,274,330)				(35,123,208)	1,848,878
Ending balance at Dec. 31, 2021	$ 474,770,770	$ 435,274	$ (25,373,380)	$ 443,009,334	$ 59,803,487	$ (3,103,945)
Ending Balance, (in shares) at Dec. 31, 2021		43,527,428	(5,325,247)